Commitments (Tables)	12 Months Ended
Jun. 30, 2026
Commitments [Abstract]
Schedule of Rent Expense	The quarterly rent is as follows:
		Rent expense
Start Date	End Date	RMB	USD
5/10/2023	8/9/2023	43,786	$6,060
8/10/2023	11/9/2023	66,038	9,139
11/10/2023	2/9/2024	66,038	9,139
2/10/2024	5/9/2024	64,602	8,940
5/10/2024	8/9/2024	66,038	9,139
8/10/2024	11/9/2024	66,038	9,139
11/10/2024	2/9/2025	66,038	9,139
2/10/2025	5/9/2025	63,884	$8,841

Schedule of Lease Cost	The components of lease costs, lease term and discount rate with respect of the Company’s office lease and the senior officers’ dormitory lease with an initial term of more than 12 months are as follows:
Schedule of Maturities of Operating Lease Liabilities

The following is a schedule, by years, of maturities of the operating lease liabilities as of June 30, 2026:

12 Months Ending June 30,	Minimum Lease Payment
2027	$182,156
2028	43,595
Total undiscounted cash flows	225,751
Less: imputed interest	5,986
Present value of lease liabilities	$219,765